Distribution Date:	07/17/24	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353DAU9	3.293700%	23,420,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	6,686,297.93	0.00	23,134.03	0.00	0.00	23,134.03	6,686,297.93	32.86%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	35,891,141.98	0.00	125,454.50	0.00	0.00	125,454.50	35,891,141.98	32.86%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	10,670,000.00	0.00	34,446.32	0.00	0.00	34,446.32	10,670,000.00	32.86%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	32.86%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	32.86%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	22.63%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	17.59%	17.13%
C	90353DBE4	5.021154%	36,222,000.00	36,222,000.00	0.00	151,563.53	0.00	0.00	151,563.53	36,222,000.00	12.26%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	9.08%	9.94%
D-RR	90353DAF2	5.021154%	20,674,000.00	20,674,000.00	0.00	86,506.11	0.00	0.00	86,506.11	20,674,000.00	6.03%	7.38%
E-RR	90353DAH8	5.021154%	9,056,000.00	9,056,000.00	0.00	62,276.93	0.00	0.00	62,276.93	9,056,000.00	4.70%	6.25%
F-RR	90353DAK1	5.021154%	9,055,000.00	9,055,000.00	0.00	0.00	0.00	0.00	0.00	9,055,000.00	3.36%	5.13%
G-RR*	90353DAM7	5.021154%	9,056,000.00	9,056,000.00	0.00	0.00	0.00	0.00	0.00	9,056,000.00	2.03%	4.00%
NR-RR	90353DAP0	5.021154%	32,197,824.00	14,479,473.99	0.00	0.00	0.00	718,257.91	0.00	13,761,216.08	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	679,425,913.90	0.00	2,338,866.65	0.00	718,257.91	2,338,866.65	678,707,655.99

X-A	90353DBA2	0.853087%	563,457,000.00	455,662,439.91	0.00	323,933.01	0.00	0.00	323,933.01	455,662,439.91
X-B	90353DBB0	0.272668%	139,858,000.00	139,858,000.00	0.00	31,779.06	0.00	0.00	31,779.06	139,858,000.00
X-D	90353DAA3	2.021154%	21,585,000.00	21,585,000.00	0.00	36,355.51	0.00	0.00	36,355.51	21,585,000.00
Notional SubTotal			724,900,000.00	617,105,439.91	0.00	392,067.58	0.00	0.00	392,067.58	617,105,439.91

Deal Distribution Total					0.00	2,730,934.23	0.00	718,257.91	2,730,934.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353DAV7	75.98497562	0.00000000	0.26290164	0.00000000	0.00000000	0.00000000	0.00000000	0.26290164	75.98497562
A-SB	90353DAW5	921.30148574	0.00000000	3.22033267	0.00000000	0.00000000	0.00000000	0.00000000	3.22033267	921.30148574
A-3	90353DAX3	1,000.00000000	0.00000000	3.22833365	0.00000000	0.00000000	0.00000000	0.00000000	3.22833365	1,000.00000000
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.18429490	0.00000000	0.00000000	0.00000000	0.00000000	4.18429490	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	4.18429477	0.00000000	0.00000000	0.00000000	0.00000000	4.18429477	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	6.87686948	(2.69257509)	4.67298807	0.00000000	0.00000000	6.87686948	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	0.00000000	4.18429486	20.20432689	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	90353DAM7	1,000.00000000	0.00000000	0.00000000	4.18429439	24.30692138	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90353DAP0	449.70349518	0.00000000	0.00000000	1.88169207	120.08056259	0.00000000	22.30765377	0.00000000	427.39584141
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	808.69070738	0.00000000	0.57490281	0.00000000	0.00000000	0.00000000	0.00000000	0.57490281	808.69070738
X-B	90353DBB0	1,000.00000000	0.00000000	0.22722376	0.00000000	0.00000000	0.00000000	0.00000000	0.22722376	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.68429511	0.00000000	0.00000000	0.00000000	0.00000000	1.68429511	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/24 - 06/30/24	30	0.00	23,134.03	0.00	23,134.03	0.00	0.00	0.00	23,134.03	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	125,454.50	0.00	125,454.50	0.00	0.00	0.00	125,454.50	0.00
A-3	06/01/24 - 06/30/24	30	0.00	34,446.32	0.00	34,446.32	0.00	0.00	0.00	34,446.32	0.00
A-4	06/01/24 - 06/30/24	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	06/01/24 - 06/30/24	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	06/01/24 - 06/30/24	30	0.00	323,933.01	0.00	323,933.01	0.00	0.00	0.00	323,933.01	0.00
X-B	06/01/24 - 06/30/24	30	0.00	31,779.06	0.00	31,779.06	0.00	0.00	0.00	31,779.06	0.00
A-S	06/01/24 - 06/30/24	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	06/01/24 - 06/30/24	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	06/01/24 - 06/30/24	30	0.00	151,563.53	0.00	151,563.53	0.00	0.00	0.00	151,563.53	0.00
X-D	06/01/24 - 06/30/24	30	0.00	36,355.51	0.00	36,355.51	0.00	0.00	0.00	36,355.51	0.00
D	06/01/24 - 06/30/24	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	06/01/24 - 06/30/24	30	0.00	86,506.11	0.00	86,506.11	0.00	0.00	0.00	86,506.11	0.00
E-RR	06/01/24 - 06/30/24	30	66,424.60	37,892.97	0.00	37,892.97	(24,383.96)	0.00	0.00	62,276.93	42,318.58
F-RR	06/01/24 - 06/30/24	30	144,456.94	37,888.79	0.00	37,888.79	37,888.79	0.00	0.00	0.00	182,950.18
G-RR	06/01/24 - 06/30/24	30	181,471.18	37,892.97	0.00	37,892.97	37,892.97	0.00	0.00	0.00	220,123.48
NR-RR	06/01/24 - 06/30/24	30	3,789,888.42	60,586.39	0.00	60,586.39	60,586.39	0.00	0.00	0.00	3,866,332.82
Totals			4,182,241.14	2,842,918.42	0.00	2,842,918.42	111,984.19	0.00	0.00	2,730,934.23	4,311,725.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	2,730,934.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,852,398.12	Master Servicing Fee	2,945.44
Interest Reductions due to Nonrecoverability Determination	(50,676.56)	Certificate Administrator Fee	4,925.84
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.09
ARD Interest	0.00	Operating Advisor Fee	1,126.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,801,721.56	Total Fees	9,456.60

Principal		Expenses/Reimbursements
Scheduled Principal	684,544.23	Reimbursement for Interest on Advances	350.35
Unscheduled Principal Collections		ASER Amount	37,030.75
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,449.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	33,713.68	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	718,257.91
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,500.00
Total Principal Collected	718,257.91	Total Expenses/Reimbursements	779,588.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,730,934.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,730,934.23
Total Funds Collected	3,519,979.47	Total Funds Distributed	3,519,979.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	679,425,913.90	679,425,913.90	Beginning Certificate Balance	679,425,913.90
(-) Scheduled Principal Collections	684,544.23	684,544.23	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	33,713.68	33,713.68	(-) Realized Losses	718,257.91
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	718,257.91
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	678,707,655.99	678,707,655.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,642,806.49	680,642,806.49	Ending Certificate Balance	678,707,655.99
Ending Actual Collateral Balance	679,950,697.02	679,950,697.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	858,228.92	0.00	UC / (OC) Change	0.00
Current Period Advances	718,257.91	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	858,228.92	0.00	Net WAC Rate	5.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP
5,000,000 or less	12	42,366,979.83	6.24%	38	4.9587	1.995014	Less than 1.41	12	95,222,562.38	14.03%	47	5.3292	0.778833
5,000,001 to 10,000,000	23	179,541,939.45	26.45%	42	5.0435	1.892343	1.41 to 1.50	5	76,098,982.19	11.21%	47	5.1881	1.450117
10,000,001 to 15,000,000	10	117,824,393.80	17.36%	48	5.0203	1.904919	1.51 to 1.60	9	127,509,539.21	18.79%	48	5.0628	1.565007
15,000,001 to 20,000,000	7	123,284,454.92	18.16%	48	5.0680	1.569104	1.61 to 1.70	4	37,053,515.64	5.46%	48	5.2402	1.640498
20,000,001 to 25,000,000	3	67,517,498.97	9.95%	48	5.0805	1.709540	1.71 to 1.80	2	36,560,192.04	5.39%	49	5.0615	1.741231
25,000,001 to 35,000,000	3	93,021,994.25	13.71%	46	4.8189	1.759536	1.81 to 1.90	3	20,580,323.63	3.03%	48	5.0807	1.879358
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	58,162,140.77	8.57%	44	4.7726	1.954921
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	49,630,278.17	7.31%	48	5.0578	2.123003
Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356	2.26 to 2.50	5	49,327,368.33	7.27%	48	5.0574	2.339061
							2.51 to 2.75	2	14,619,967.16	2.15%	48	4.8304	2.565062
							2.76 or greater	8	58,792,391.70	8.66%	24	4.1315	3.438008
							Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP
							Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP
Arizona	3	25,047,772.97	3.69%	49	4.8290	2.088194
							Industrial	5	34,709,000.10	5.11%	49	4.8361	2.355831
Arkansas	1	14,795,908.13	2.18%	49	4.6900	1.590000
							Lodging	14	111,154,632.85	16.38%	49	5.4431	1.393710
California	6	46,090,072.34	6.79%	48	5.1515	1.921663
							Mixed Use	1	33,500,000.00	4.94%	42	4.4430	1.950000
Colorado	2	19,526,189.96	2.88%	48	5.0122	2.315227
							Mobile Home Park	3	17,026,967.46	2.51%	48	5.0578	2.264346
Florida	5	26,917,279.78	3.97%	49	5.3530	2.154999
							Multi-Family	5	51,281,306.40	7.56%	48	4.9310	1.888608
Georgia	1	5,689,428.41	0.84%	49	5.2800	1.930000
							Office	11	180,730,912.01	26.63%	47	5.0842	1.586182
Illinois	3	15,021,306.88	2.21%	48	5.1821	1.071966
							Other	2	27,293,528.93	4.02%	(4)	3.5024	3.512115
Indiana	1	11,834,884.10	1.74%	48	5.0500	1.530000
							Retail	19	164,110,913.59	24.18%	47	5.0540	1.771884
Maryland	1	8,100,000.00	1.19%	49	5.0900	2.460000
							Self Storage	1	3,750,000.00	0.55%	48	4.9630	2.810000
Massachusetts	1	43,015,336.16	6.34%	47	5.1760	1.440000
							Totals	69	678,707,655.99	100.00%	45	5.0378	1.786356
Michigan	3	41,220,122.25	6.07%	49	4.9230	1.838304

Missouri	2	10,931,000.00	1.61%	46	5.1288	1.937194

Nevada	2	26,816,568.52	3.95%	47	4.9510	1.506576

New Jersey	2	18,060,437.08	2.66%	47	4.9485	2.383681

New York	5	71,893,528.92	10.59%	26	4.2414	2.427242

Ohio	3	9,346,934.62	1.38%	49	5.3303	1.750527

Oklahoma	1	11,346,422.30	1.67%	48	5.1952	2.260000

Oregon	2	7,546,366.97	1.11%	49	5.4700	2.290000

Tennessee	3	32,100,549.98	4.73%	49	5.3025	1.662191

Texas	8	79,912,238.89	11.77%	46	5.1198	1.207967

Utah	2	13,820,333.46	2.04%	48	5.8749	0.901644

Virginia	4	84,524,579.60	12.45%	47	5.0316	1.775293

Totals	69	678,707,655.99	100.00%	45	5.0378	1.786356

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP
	4.6000% or less	8	97,853,966.01	14.42%	32	4.1385	2.716378	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	28,944,180.36	4.26%	49	4.7172	1.607052	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	107,443,417.71	15.83%	48	4.9482	1.756859	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	19	244,464,620.47	36.02%	47	5.0918	1.719225	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	6	59,249,622.75	8.73%	48	5.3342	1.690921	49 months or greater	58	623,557,261.22	91.87%	45	5.0087	1.798182
	5.4001% to 5.6000%	4	27,557,673.85	4.06%	48	5.4764	1.620311	Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356
	5.6001% to 5.8000%	7	39,761,657.79	5.86%	49	5.6977	0.741823
	5.8001% or greater	3	18,282,122.28	2.69%	48	6.1130	1.398027
	Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP
	60 months or less	58	623,557,261.22	91.87%	45	5.0087	1.798182	Interest Only	23	219,397,954.62	32.33%	40	4.6862	2.151069
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	35	404,159,306.60	59.55%	48	5.1837	1.606617
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	55,150,394.77	8.13%	44	5.3672	NAP			No outstanding loans in this group
Underwriter's Information		5	72,923,674.83	10.74%	49	4.9654	1.602939
	12 months or less	50	522,240,546.19	76.95%	44	4.9925	1.892992
	13 months to 24 months	2	17,293,040.20	2.55%	48	5.3961	0.142230
	25 months or greater	1	11,100,000.00	1.64%	48	5.4500	1.200000
	Totals	66	678,707,655.99	100.00%	45	5.0378	1.786356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	116,114.31	42,857.91	0.00	N/A	05/05/28	--	27,504,660.12	27,461,802.21	07/05/24
2A4	30299976				Actual/360	5.066%	77,409.54	28,571.93	0.00	N/A	05/05/28	--	18,336,440.05	18,307,868.12	07/05/24
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	103,222.78	33,684.53	0.00	N/A	06/06/28	--	23,931,093.51	23,897,408.98	07/06/24
3A2	30314878				Actual/360	5.176%	82,578.23	26,947.62	0.00	N/A	06/06/28	--	19,144,874.72	19,117,927.10	07/06/24
4	30314879	MU	New York	NY	Actual/360	4.443%	124,033.75	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	07/05/24
5A1	30314880	LO	Various	Various	Actual/360	5.000%	133,776.05	46,059.19	0.00	N/A	08/01/28	--	32,106,251.23	32,060,192.04	07/01/24
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	23,649.02	13,485.47	0.00	N/A	05/05/23	05/05/25	9,130,897.04	9,117,411.57	07/05/24
6A2A5	30314883				Actual/360	3.108%	23,649.02	13,485.47	0.00	N/A	05/05/23	05/05/25	9,130,897.04	9,117,411.57	07/05/24
6A2A6	30314884				Actual/360	3.108%	11,824.51	6,742.74	0.00	N/A	05/05/23	05/05/25	4,565,448.53	4,558,705.79	07/05/24
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	97,204.11	35,787.84	0.00	N/A	07/06/28	--	23,289,394.29	23,253,606.45	07/06/24
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	85,867.32	35,612.93	0.00	N/A	07/06/28	--	20,402,096.47	20,366,483.54	07/06/24
9	30314885	OF	Arlington	TX	Actual/360	4.970%	77,520.34	28,942.60	0.00	N/A	07/01/28	--	18,717,185.70	18,688,243.10	06/01/22
11	30314888	OF	Southfield	MI	Actual/360	5.400%	77,232.60	23,000.65	0.00	08/06/28	08/06/48	--	17,162,799.27	17,139,798.62	07/06/24
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	73,310.49	37,297.74	0.00	N/A	08/06/28	--	15,647,915.72	15,610,617.98	07/06/24
13	30314889	RT	Reno	NV	Actual/360	4.951%	71,872.02	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	07/05/24
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	42,352.45	15,484.97	0.00	N/A	06/06/28	--	9,351,046.01	9,335,561.04	07/06/24
14A2	30314890				Actual/360	5.435%	28,234.96	10,323.32	0.00	N/A	06/06/28	--	6,234,030.71	6,223,707.39	07/06/24
15	30314891	MF	Detroit	MI	Actual/360	4.333%	61,384.17	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	07/06/24
16	30314892	RT	Conway	AR	Actual/360	4.690%	57,904.73	19,800.81	0.00	N/A	08/06/28	--	14,815,708.94	14,795,908.13	07/06/24
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	60,771.12	18,826.01	0.00	N/A	08/06/28	--	13,785,509.37	13,766,683.36	07/06/24
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	45,303.11	20,869.57	0.00	N/A	08/01/28	--	11,469,141.80	11,448,272.23	07/01/24
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	49,867.92	14,917.87	0.00	N/A	07/06/28	--	11,849,801.97	11,834,884.10	07/06/24
21	30314896	MH	Monticello	MN	Actual/360	5.418%	52,490.05	13,621.90	0.00	N/A	08/06/28	--	11,625,703.48	11,612,081.58	07/06/24
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	43,900.29	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	07/06/24
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	49,182.76	13,930.90	0.00	N/A	07/06/28	--	11,360,353.20	11,346,422.30	07/06/24
24	30314897	LO	Austin	TX	Actual/360	5.170%	45,022.67	17,912.13	0.00	N/A	07/01/28	--	10,450,135.81	10,432,223.68	07/01/24
26	30314898	MF	New York	NY	Actual/360	5.450%	50,412.50	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	07/06/24
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	45,198.00	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30314900	RT	Longview	TX	Actual/360	5.090%	45,810.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	07/06/24
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	38,837.50	16,680.92	0.00	N/A	07/06/28	--	9,413,249.44	9,396,568.52	07/06/24
30	30314901	OF	Richmond	VA	Actual/360	5.030%	41,916.67	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	06/01/24
31	30314902	OF	Madison	NJ	Actual/360	5.318%	44,316.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	07/06/24
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	42,250.00	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	07/01/24
33	30314904	RT	Chicago	IL	Actual/360	4.970%	39,884.25	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	07/01/24
34	30314905	RT	Clearwater Beach	FL	Actual/360	5.350%	40,061.25	12,988.05	0.00	N/A	08/01/28	--	8,985,700.41	8,972,712.36	06/01/24
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	33,555.66	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	07/06/24
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	30,216.83	15,331.39	0.00	N/A	07/01/28	--	8,075,768.47	8,060,437.08	07/01/24
37	30314907	LO	Seaside	OR	Actual/360	5.470%	34,482.54	18,358.71	0.00	N/A	08/01/28	--	7,564,725.68	7,546,366.97	07/01/24
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	32,515.43	12,101.68	0.00	N/A	07/06/28	--	8,122,090.04	8,109,988.36	07/06/24
39	30314909	RT	District Heights	MD	Actual/360	5.090%	34,357.50	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	07/01/24
40	30501207	LO	Provo	UT	Actual/360	6.008%	36,241.67	13,357.54	0.00	N/A	07/06/28	--	7,238,080.98	7,224,723.44	07/06/24
41	30314910	LO	Houston	TX	Actual/360	5.740%	0.00	0.00	0.00	N/A	07/06/28	--	6,860,816.52	6,860,816.52	07/06/20
42	30314911	MH	Longmont	CO	Actual/360	5.310%	33,030.43	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	07/06/24
43	30314912	IN	Livonia	MI	Actual/360	5.185%	30,635.49	9,857.54	0.00	N/A	08/06/28	--	7,090,181.17	7,080,323.63	07/06/24
44	30501208	LO	Sandy	UT	Actual/360	5.729%	31,535.36	10,383.60	0.00	N/A	07/06/28	--	6,605,993.62	6,595,610.02	07/06/24
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	28,419.23	9,501.27	0.00	N/A	08/01/28	--	6,713,204.17	6,703,702.90	07/01/24
46	30501194	LO	Savannah	GA	Actual/360	5.560%	28,823.19	10,041.12	0.00	N/A	07/06/28	--	6,221,279.89	6,211,238.77	07/06/24
47	30314914	MH	Various	OH	Actual/360	5.120%	26,605.80	8,765.86	0.00	N/A	08/06/28	--	6,235,733.32	6,226,967.46	07/06/24
48	30314915	LO	Jackson	CA	Actual/360	5.940%	28,393.54	13,247.98	0.00	N/A	07/05/28	--	5,736,067.76	5,722,819.78	07/05/24
49	30314916	RT	Mansfield	TX	Actual/360	5.070%	27,188.41	0.00	0.00	N/A	07/06/25	--	6,435,000.00	6,435,000.00	07/06/24
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	25,075.52	9,553.44	0.00	N/A	08/01/28	--	5,698,981.85	5,689,428.41	07/01/24
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	27,310.49	6,646.25	0.00	N/A	08/06/28	--	5,670,292.36	5,663,646.11	06/06/24
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	28,668.88	7,448.44	0.00	N/A	08/01/28	--	5,342,027.50	5,334,579.06	07/01/24
53	30314919	IN	Ontario	CA	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	07/01/24
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	20,362.00	7,210.16	0.00	N/A	06/06/28	--	4,418,517.04	4,411,306.88	07/06/24
55	30314921	IN	Houston	TX	Actual/360	4.920%	18,212.79	5,724.65	0.00	N/A	07/01/28	--	4,442,143.58	4,436,418.93	07/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	30314922	98	Long Island City	NY	Actual/360	5.500%	20,625.00	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	07/06/24
57	30314923	RT	Various	FL	Actual/360	5.060%	18,975.00	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	07/06/24
58	30314924	RT	Cedar Hill	TX	Actual/360	5.060%	0.00	0.00	0.00	N/A	07/06/25	--	4,235,000.00	4,235,000.00	07/06/20
59	30501318	LO	Florissant	MO	Actual/360	5.800%	16,626.23	8,026.90	0.00	N/A	08/06/28	--	3,439,908.96	3,431,882.06	07/06/24
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	15,509.38	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	07/06/24
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,202.23	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	07/06/24
62	30314926	IN	Warrensville Heights OH		Actual/360	5.750%	14,973.17	4,868.31	0.00	N/A	08/01/28	--	3,124,835.47	3,119,967.16	07/01/24
63	30314927	OF	Irvine	CA	Actual/360	4.770%	10,732.50	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	07/01/24
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,655.00	0.00	0.00	08/06/28	08/06/33	--	980,000.00	980,000.00	07/06/24
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,468.80	0.00	0.00	08/06/28	08/06/33	--	931,000.00	931,000.00	07/06/24
Totals							2,801,721.56	718,257.91	0.00				679,425,913.90	678,707,655.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1	15,127,103.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,127,103.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	7,969,057.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,969,057.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,936,132.92	738,264.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,073,369.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A4	32,241,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A5	32,241,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A6	32,241,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,710,791.39	878,454.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,426,901.29	615,976.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	12/11/23	8,945,526.77	190,925.89	69,213.82	2,469,641.48	1,178,948.14	0.00
11	1,810,397.08	478,742.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,099,142.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,436,850.93	345,866.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,723,695.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,753,728.24	1,225,491.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,654,926.92	570,106.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	3,877.50	0.00
19	987,529.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,062,936.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,519,567.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,603,040.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,382,881.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	732,604.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,535,629.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,226,422.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,160,802.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	4,108,025.00	0.00	--	--	--	0.00	0.00	41,718.75	41,718.75	0.00	0.00
31	7,084,262.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,744,008.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	551,211.73	109,850.82	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,267,255.15	0.00	--	--	--	0.00	0.00	53,030.58	53,030.58	6,353.04	0.00
35A2	7,859,023.59	7,731,751.42	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,982,263.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,613,509.17	0.00	--	--	--	0.00	0.00	0.00	0.00	11,231.38	0.00
38	1,221,067.03	0.00	--	--	--	0.00	0.00	0.00	0.00	3,611.23	0.00
39	1,034,816.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,107,837.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	03/13/23	3,712,712.58	189,265.28	(80.04)	1,794,295.86	273,781.09	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	951,572.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	74,273.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	769,525.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	896,789.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	511,147.96	33,342.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	97,016.55	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	847,351.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	614,558.94	0.00	--	--	--	0.00	0.00	33,944.93	33,944.93	0.00	0.00
52	1,140,543.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	734,584.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	545,868.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	440,218.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	420,033.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(132,270.74)	0.00	--	--	02/12/24	2,089,289.66	196,889.32	(49.41)	582,568.13	303,028.55	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	540,484.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	193,315.11	70,784.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	677,667.52	157,552.29	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	270,810.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	75,975.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	219,991,265.00	12,956,183.74				14,747,529.01	577,080.49	197,778.63	4,975,199.73	1,877,847.48	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6A2A4	30314882	13,485.47	Partial Liquidation (Curtailment)	0.00	0.00
6A2A5	30314883	13,485.47	Partial Liquidation (Curtailment)	0.00	0.00
6A2A6	30314884	6,742.74	Partial Liquidation (Curtailment)	0.00	0.00
Totals		33,713.68		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	3	29,784,059.62	3	20,681,149.98	2	22,923,243.10	0	0.00	3	33,713.68	0	0.00	5.037820%	5.021076%	45
06/17/24	1	8,985,700.41	0	0.00	3	29,813,002.22	3	13,844,074.60	2	22,952,185.70	0	0.00	3	31,663.98	1	0.00	5.037897%	5.021154%	46
05/17/24	0	0.00	1	10,000,000.00	4	41,759,502.41	3	25,785,702.08	2	22,978,431.96	0	0.00	3	62,551.30	0	0.00	5.054362%	5.037667%	47
04/17/24	2	15,682,586.88	0	0.00	4	41,788,217.37	3	25,809,222.99	2	23,007,146.92	0	0.00	0	0.00	0	0.00	5.054338%	5.037645%	48
03/15/24	0	0.00	0	0.00	5	47,502,462.90	3	25,830,370.12	2	23,033,158.96	0	0.00	3	32,881.68	0	0.00	5.054474%	5.037782%	49
02/16/24	0	0.00	0	0.00	5	47,540,979.34	3	25,855,936.12	2	23,064,236.96	0	0.00	3	28,840.52	0	0.00	5.054546%	5.037856%	50
01/18/24	0	0.00	1	5,701,253.74	4	41,871,076.16	3	25,876,847.69	2	23,090,005.71	0	0.00	3	28,758.10	0	0.00	5.054600%	5.037910%	51
12/15/23	2	15,706,807.90	0	0.00	4	41,896,735.10	3	25,897,653.79	2	23,115,664.65	3	23,011,938.19	3	30,671.65	0	0.00	5.054652%	5.037964%	52
11/17/23	0	0.00	0	0.00	4	41,940,386.98	3	25,920,628.24	2	23,143,813.59	0	0.00	3	28,616.47	0	0.00	5.054729%	5.038042%	53
10/17/23	0	0.00	0	0.00	4	41,980,152.31	3	25,941,213.54	2	23,169,243.23	0	0.00	3	1,928,773.69	0	0.00	5.054795%	5.038109%	54
09/15/23	0	0.00	0	0.00	4	42,023,441.15	3	25,963,975.36	2	23,197,171.18	0	0.00	0	0.00	0	0.00	5.049585%	5.032908%	55
08/17/23	0	0.00	0	0.00	4	42,062,833.04	3	25,984,342.06	2	23,222,373.44	0	0.00	0	0.00	0	0.00	5.049733%	5.033057%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30314885	06/01/22	24	6	69,213.82	2,469,641.48	1,447,827.79	19,349,630.16	01/08/21	7			10/04/22
30	30314901	06/01/24	0	B	41,718.75	41,718.75	0.00	10,000,000.00	09/22/23	98
34	30314905	06/01/24	0	B	53,030.58	53,030.58	6,353.04	8,985,700.41
41	30314910	07/06/20	47	6	(80.04)	1,794,295.86	2,266,372.56	7,420,786.49	05/14/20	2		06/04/24
51	30501316	06/06/24	0	B	33,944.93	33,944.93	500.00	5,670,292.36
58	30314924	07/06/20	47	6	(49.41)	582,568.13	842,920.93	4,235,000.00	06/11/20	7			01/03/23
Totals					197,778.63	4,975,199.73	4,563,974.32	55,661,409.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		33,463,529	29,228,529	0		4,235,000
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		443,148,997	403,779,604	0		39,369,393
49 - 60 Months		183,044,331	183,044,331	0		0
> 60 Months		19,050,799	19,050,799	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	678,707,656	648,923,596	0	0	0	29,784,060
Jun-24	679,425,914	640,627,211	8,985,700	0	6,860,817	22,952,186
May-24	691,995,439	640,235,936	0	10,000,000	6,860,817	34,898,686
Apr-24	692,736,818	635,266,013	15,682,587	0	6,860,817	34,927,401
Mar-24	693,348,544	645,846,081	0	0	12,549,050	34,953,413
Feb-24	694,118,817	646,577,837	0	0	12,556,488	34,984,491
Jan-24	694,753,264	647,180,934	0	5,701,254	6,860,817	35,010,260
Dec-23	695,384,883	637,781,340	15,706,808	0	6,860,817	35,035,919
Nov-23	696,095,678	631,112,681	0	0	29,918,929	35,064,068
Oct-23	696,735,743	631,684,364	0	0	29,961,881	35,089,497
Sep-23	699,338,960	632,315,519	0	0	31,906,016	35,117,425
Aug-23	699,944,565	657,881,732	0	0	6,920,206	35,142,627
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30299799	27,461,802.21	27,461,802.21	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	285
2A4	30299976	18,307,868.12	18,307,868.12	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	285
9	30314885	18,688,243.10	19,349,630.16	14,600,000.00	06/30/23	1,904,623.16	1.34000	--	07/01/28	288
30	30314901	10,000,000.00	10,000,000.00	112,200,000.00	05/17/18	3,808,755.00	1.64000	09/30/23	07/01/28	I/O
41	30314910	6,860,816.52	7,420,786.49	5,400,000.00	12/15/23	(1,230,701.06)	(2.12000)	12/31/22	07/06/28	227
58	30314924	4,235,000.00	4,235,000.00	6,900,000.00	10/28/22	(159,582.74)	(0.73000)	09/30/23	07/06/25	I/O
Totals		85,553,729.95	86,775,086.98	540,700,000.00		32,992,588.60

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30299799	OF	VA	01/24/24	98

6/11/2024 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office tower totaling 950K SF in Richmond, VA. Current occupancy is 83%. Cash management is currently in place and cash flow sweep is active. Special Servicer has engaged legal counsel and file is under review. PNA has not been executed. Special Servicer is working with the Borrower on a potential reinstatement of

	the loan.

2A4	30299976	Various	Various	01/24/24	98
	6/11/2024 - Please refer to commentary on loan 30299799

9	30314885	OF	TX	01/08/21	7

6/11/2024 - SS transfer date 1/8/2021 due to payment default. The Loan is collateralized by Copeland Tower and Stadium Place, two Class-B office buildings in Arlington, Texas. Copeland Tower is a 12-story building constructed in 1985 and contains 126,628 sf of NRA on 6.4 acres. Stadium Place is a 5-story building containing 84,653 NRA sf constructed in 1982 on 3.9 acres. The collateral was foreclosed on 10/5/2022 and title is held by the Trust. Leasing efforts are in progress to stabilize occupancy int he buildings. Efforts to secure new leasing and retain existing tenants are progressing. Additionally, the management team has addressed capital needs at both buildings. Occupancy is currently 39% at Copeland and

	77% at Stadium.
18	30501322	LO	IL	09/06/19	2

5/14/2024 - SS transfer date 9/24/2021. It is collateralized by a 5-story, 202-room, full-service lodging facility built in 1984. Year ending 2023 resulted in occupancy at 38%, ADR at $112 and Rev Par at $43. The Receiver was appointed on

11/13/19 and the flag is still in place. Efforts to sell the note were not successful. The Receiver marketed the property for sale on an auction platform. The auction concluded, buyer is under contract and the closing is anticipated in 2Q 2024.

30	30314901	OF	VA	09/22/23	98
	6/11/2024 - Borrower signed PNL. Loan is current. Negotiations continue regarding future of Loan.

41	30314910	LO	TX	05/14/20	98

6/11/2024 - SS transfer date of 5/14/2020. Loan is delinquent as of 7/6/2020. The loan is collateralized by a 206 key full-service Holiday Inn located in the Houston MSA. Q1 2024 results were 13.5% occupancy, $76.10 ADR and $10.30 RevPar.

Receiver had entered into a contract to sale of the property on 3/22/2023. The closing was to occur in September 2023. Buyer terminated the agreement the day before closing. Buyer, Receiver and Noteholder were ordered to participate in a mediation on 2/5/2024 regarding the earnest money deposit from the sale, which did not resolve the issue. Noteholder has also filed a complaint against the guarantors and is proceeding with foreclosure.

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
6A2A4	30314882	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A5	30314883	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A6	30314884	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
7	30501170	24,723,751.71	5.00850%	24,723,751.71	5.00850%	8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
37	30314907	8,345,333.87	5.47000%	8,345,333.87	5.47000%	8	06/10/20	02/28/20	06/11/20
40	30501207	0.00	6.00850%	0.00	6.00850%	8	03/31/22	03/31/22	04/07/22
44	30501208	0.00	5.72850%	0.00	5.72850%	10	05/04/22	05/04/22	06/09/22
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30314886 11/18/22	18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37	11.92%
18	30501322 06/17/24	11,920,253.93	3,800,000.00	4,071,990.71	11,606,968.07	4,071,990.71	(7,534,977.36)	19,455,231.29	0.00	0.00	19,455,231.29	149.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,920,253.93	40,200,000.00	20,640,653.85	12,370,014.47	20,640,653.85	8,270,639.38	21,649,614.55	0.00	48,287.89	21,601,326.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/24	678,827.66	0.00	0.00	0.00	0.00	678,827.66	0.00	0.00	2,633,552.18
		04/17/24	611,726.65	0.00	0.00	0.00	0.00	611,726.65	0.00	0.00
		03/15/24	737,390.90	0.00	0.00	0.00	0.00	737,390.90	0.00	0.00
		02/16/24	605,606.97	0.00	0.00	0.00	0.00	605,606.97	0.00	0.00
10	30314886	05/17/23	0.00	0.00	2,146,095.37	0.00	0.00	(48,287.89)	0.00	0.00	2,146,095.37
		11/18/22	0.00	0.00	2,194,383.26	0.00	0.00	2,194,383.26	0.00	0.00
18	30501322	06/17/24	0.00	0.00	19,455,231.29	0.00	0.00	11,920,253.93	0.00	606,643.33	12,526,897.26
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			2,633,552.18	0.00	21,601,326.66	0.00	0.00	16,699,901.48	0.00	606,643.33	17,306,544.81

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	5,730.14	0.00	0.00	0.00	0.00	0.00	16.92	0.00	0.00	0.00
2A4	0.00	0.00	3,820.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,899.41	0.00	0.00	37,030.75	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,500.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	333.43	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	32,817.57	0.00	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	17,859.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,449.64	0.00	0.00	37,030.75	0.00	50,676.57	350.35	0.00	3,500.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		112,007.31

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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